Long-term investments, net (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments, net
Schedule of long-term investments, net

	As of December 31
	2021	2022
	RMB	RMB

Measurement Alternative method	568,555	580,152
Equity investments accounted for using equity method	4,033,402	4,153,932
Equity investment in Chengxin under fair value option (Note 4)	12,767	—
Total	4,614,724	4,734,084

Schedule of condensed financial information of the Group's equity investments under equity method

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Results of operations:
Revenue	9,721,658	7,549,918	8,906,174
Gross profit (loss)	3,819,309	(4,257,022)	1,712,738
Income (loss) from operations	2,880,369	(16,489,595)	(1,248,914)
Net income (loss), net	2,881,779	1,999,569	(2,468,292)
Balance sheet data:
Current assets	14,591,256	54,810,598	52,797,753
Non‑current assets	16,999,044	17,656,885	14,891,760
Current liabilities	2,158,751	31,611,814	38,391,255
Non‑current liabilities	6,696,509	5,536,458	3,308,611
Convertible redeemable preferred shares and non‑controlling interests	2,703,764	7,160,924	—